Analysis of performance by segment - Other investment return (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of operating segments
Realised (losses) gains on available-for-sale securities, previously recognised in other comprehensive income	£ (26)	£ 270	£ 49
Realised gains on loans	9	91	(50)
Dividends	2,654	2,283	1,791
Other investment income	1,558	781	769
Other investment return	35,692	24,864	(3,714)
Realized gains and losses on investments recognised in the income statement	5,700	(1,600)	3,000
Securities
Analysis of operating segments
Realised and unrealised gains (losses) on investments at fair value through profit or loss	33,121	28,489	(4,572)
Derivatives
Analysis of operating segments
Realised and unrealised gains (losses) on investments at fair value through profit or loss	£ (1,624)	£ (7,050)	£ (1,701)